Disclosure of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
HudBay Marketing & Sales Inc. [Member]
Statement [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Peru Inc. [Member]
Statement [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Peru S.A.C. [Member]
Statement [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay (BVI) Inc. [Member]
Statement [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
HudBay Arizona Corporation [Member]
Statement [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%
Rosemont Copper Company [Member]
Statement [Line Items]
Beneficial ownership of ultimate controlling party (HudBay Minerals Inc.)	100.00%	100.00%